Lease liabilities - Summary of lease liabilities demonimated by currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 94,762	¥ 102,749
Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 43,314	¥ 51,070
Fixed interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	1.76%	1.78%
Fixed interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	4.90%	4.90%
Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 51,448	¥ 51,679
Floating interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	0.73%	0.42%
Floating interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	7.72%	5.22%
USD [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 39,877	¥ 43,778
USD [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	35,913	38,254
USD [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	3,964	5,524
JPY [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	347	523
JPY [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	25	9
JPY [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	322	514
RMB [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	52,259	55,871
RMB [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	7,338	12,780
RMB [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	44,921	43,091
EURO [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	2,250	2,558
EURO [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	9	8
EURO [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	2,241	2,550
Other currencies [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	29	19
Other currencies [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	29	19
Other currencies [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 0	¥ 0